Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Prepayment and Other Current and Non-Current Assets [Abstract]
Property and equipment, gross	$ 1,076	$ 1,116
Less: accumulated depreciation	(961)	(956)
Property and equipment, net	115	160
Electronic equipment [Member]
Prepayment and Other Current and Non-Current Assets [Abstract]
Property and equipment, gross	830	864
Office equipment and furniture [Member]
Prepayment and Other Current and Non-Current Assets [Abstract]
Property and equipment, gross	68	66
Leasehold improvement [Member]
Prepayment and Other Current and Non-Current Assets [Abstract]
Property and equipment, gross	$ 178	$ 186